Summary of significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of significant accounting policies
Summary of significant accounting policies

2.     Summary of significant accounting policies

The Company's complete listing of significant accounting policies are described in note 2 of the notes to the Company's audited financial statements as of December 31, 2012 included in the final prospectus dated June 19, 2013 related to the Company's initial public offering.

Unaudited pro forma presentation

Unaudited pro forma net loss per share is computed using the weighted-average number of common shares outstanding after giving effect to the pro forma effect of the conversion of all convertible preferred stock during the period ended September 30, 2013 into shares of the Company's common stock as if such conversion had occurred at the beginning of the period presented.

Basis of presentation

The accompanying financial information as of September 30, 2013 and for the nine months ended September 30, 2012 and 2013 has been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States (GAAP) have been condensed or omitted pursuant to such rules and regulations. These interim financial statements should be read in conjunction with the Company's audited financial statements as of December 31, 2012 and notes thereto included in the final prospectus related to the Company's initial public offering.

In the opinion of management, the unaudited financial information as of September 30, 2013 and the nine months ended September 30, 2012 and 2013 reflects all adjustments, which are normal recurring adjustments, necessary to present a fair statement of financial position, results of operations and cash flows. The results of operations for the nine month period ended September 30, 2013 is not necessarily indicative of the results to be expected for the year ended December 31, 2013 or for any other interim period or for any other future year.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reverse stock split

On March 7, 2013, the Company effected a one-for-120 reverse stock split of its common stock, pursuant to which each 120 shares of the Company's outstanding common stock were reclassified and combined into one share of common stock. All common stock share and per share references in the financial statements and notes thereto have been restated to reflect the reverse stock split on a retroactive basis.

Marketable securities

Management determines the classification of marketable securities at the time of purchase and reevaluates such designation as of each balance sheet date. Marketable securities are classified as available-for-sale and carried at fair value, with any unrealized gain or loss recorded as a separate component of stockholders' (deficit) equity.

Revenue recognition

The Company recognizes revenue when amounts are realized or realizable and earned. Revenue is considered realizable and earned when the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the price is fixed or determinable; and (4) collection of the amounts due are reasonably assured.

The Company's revenue is generated primarily through collaborative research and development and licensing agreements and grants.

The terms of these agreements typically include payments to the Company of one or more of the following: nonrefundable, upfront license fees; milestone payments; research funding and royalties on future product sales. In addition, the Company generates service revenue through agreements that generally provide for fees for research and development services and may include additional payments upon achievement of specified events.

For existing collaborations entered into prior to the adoption in 2011 of the revised multiple element revenue recognition guidance described below, the Company recognized revenue consistent with the approach established at the inception of each arrangement. For these existing collaborations, where the Company has continuing involvement, the Company recorded nonrefundable, upfront fees as deferred revenue and recognizes revenue on a straight-line basis as collaboration revenue over the expected performance period.

For new collaborations or for material modifications made to existing collaborations, in 2011 and thereafter, the Company adopted the updated multiple element revenue recognition guidance. Under this guidance, all non-contingent arrangement consideration is allocated to the identified units of accounting based on their relative selling price at inception of the collaboration arrangement. The Company derives the selling price using a combination of internal subjective and available external objective information, such as comparable transactions. The Company recognizes revenue commensurate with delivery, such as in the case with delivery of a license, or ratably over the course of a service period, as appropriate, such as in the case of ongoing research and development activities.

The Company evaluates all contingent consideration earned, such as a milestone payment, using the criteria as provided by the Financial Accounting Standards Board (FASB) guidance on the milestone method of revenue recognition. At the inception of a collaboration arrangement, the Company evaluates if milestone payments are substantive. The criteria requires that (1) the Company determines if the milestone is commensurate with either its performance to achieve the milestone or the enhancement of value resulting from its activities to achieve the milestone; (2) the milestone be related to past performance; and (3) the milestone be reasonable relative to all deliverable and payment terms of the collaboration arrangement. If these criteria are met then the contingent milestones can be considered as substantive milestones and will be recognized as revenue in the period that the milestone is achieved.

The Company recognizes royalties as earned in accordance with the terms of various research and collaboration agreements. If not substantive, the contingent consideration is allocated to the existing units of accounting based on relative selling price and recognized following the same basis previously established for the associated unit of accounting. The Company recognizes revenue for reimbursements of research and development costs under collaboration agreements as the services are performed. The Company records these reimbursements as revenue and not as a reduction of research and development expenses as the Company has the risks and rewards as the principal in the research and development activities.

Fair value of financial instruments

The Company follows the fair value measurement rules, which provides guidance on the use of fair value in accounting and disclosure for assets and liabilities when such accounting and disclosure is called for by other accounting literature. These rules establish a fair value hierarchy for inputs to be used to measure fair value of financial assets and liabilities. This hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels: Level 1 (highest priority), Level 2, and Level 3 (lowest priority).

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Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the balance sheet date.

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Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability

(i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

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Level 3—Inputs are unobservable and reflect the Company's assumptions as to what market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available.

Cash equivalents are reflected in the accompanying financial statements at fair value. The carrying amount of grant and collaboration receivables, accounts payable and accrued expenses, and debt approximates fair value due to the short-term nature of those instruments.

Warrant liability

Warrants to purchase the Company's common stock with nonstandard antidilution provisions and preferred stock that include a put feature, regardless of the probability or likelihood that may conditionally obligate the issuer to ultimately transfer assets, are classified as liabilities and are recorded at their estimated fair value at each reporting period. Any change in fair value of these warrants is recorded as gain (loss) on warrant valuation each reporting period in Other income (expense), net on the Company's statement of operations.

Share-based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. For service type awards, share-based compensation expense is recognized on a straight-line basis over the period during which the employee is required to provide service in exchange for the entire award. For awards that vest or begin vesting upon achievement of a performance condition, the Company estimates the likelihood of satisfaction of the performance condition and recognizes compensation expense when achievement of the performance condition is deemed probable using an accelerated attribution model.

The fair value of options is calculated using the Black-Scholes option pricing model to determine the fair value of stock options on the date of grant based on key assumptions, such as expected volatility and expected term. As a new public company, the Company does not have sufficient history to estimate the volatility of its common stock price or the expected life of the options. The Company calculates expected volatility based on reported data for similar publicly traded companies for which historical information is available and will continue to do so until the historical volatility of its common stock is sufficient to measure expected volatility for future option grants.

2.     Summary of significant accounting policies

Unaudited pro forma presentation

Unaudited pro forma net income per share is computed using the weighted-average number of common shares outstanding after giving effect to the pro forma effect of the conversion of all convertible preferred stock during the year ended December 31, 2012 into shares of the Company's common stock as if such conversion had occurred at the beginning of the period presented.

Segment and geographic information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment.

Accounting changes

Effective January 1, 2012, an update to an accounting standard was issued that requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This update was applied retrospectively. The Company adopted this pronouncement and elected to present a separate statement of comprehensive income. The updated standard does not change the items that must be reported in comprehensive income, how such items are measure, or when they must be reclassified to net income.

Cash equivalents

The Company considers all highly liquid investments with a maturity of 90 days or less at the time of purchase to be cash equivalents. Cash equivalents are carried at cost which approximates fair value due to their short-term nature.

Fixed assets

Fixed assets are stated at cost. Depreciation is computed starting when the asset is placed into service on a straight-line basis over the estimated useful life of the related asset as follows:

Leasehold improvements	Lesser of useful life or lease term
Computer equipment and software	3 years
Furniture, fixtures, and lab equipment	3 to 7 years

Grant and collaboration receivables

The Company records receivables in conjunction with grant and collaboration agreements when the services have been performed. The Company will record an allowance for bad debt if receivables are anticipated to be uncollectible. There is no indication that any receivables are uncollectible as of December 31, 2011 and 2012. Write-offs of receivables have historically been insignificant.

Concentration of risks

The Company has no significant off-balance-sheet risk or credit risk concentrations. The Company maintains its cash and cash equivalents with various financial institutions. The Company maintains cash accounts that may at times exceed the federally insured limit; however, it has not experienced and does not anticipate experiencing any credit losses from maintaining cash accounts in excess of such limits.

The Company's revenues from its two largest collaboration partners and its largest grant as a percentage of total revenues were 85%, 8%, and 3%, respectively, for 2011 and were 67%, 11%, and 9%, respectively, for 2012.

Reverse stock split

As a result of the one-for-120 reverse stock split that was effected on March 7, 2013, each 120 shares of the Company's outstanding common stock were reclassified and combined into one share of common stock. All references to common stock have been restated to reflect the reverse stock split on a retroactive basis.

Deferred rent

The Company has an operating lease for office space. Rent expense is recorded on a straight-line basis over the initial lease term. The difference between the actual cash paid and the straight-line rent expense is recorded as deferred rent. Leasehold improvements made related to this lease, subsequent to its inception, are amortized over the remaining lease term.

Revenue recognition

The Company recognizes revenue when amounts are realized or realizable and earned. Revenue is considered realizable and earned when the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the price is fixed or determinable; and (4) collection of the amounts due are reasonably assured.

The Company's revenue is generated primarily through collaborative research and development and licensing agreements and grants.

The terms of these agreements typically include payments to the Company of one or more of the following: nonrefundable, upfront license fees; milestone payments; research funding and royalties on future product sales. In addition, the Company generates service revenue through agreements that generally provide for fees for research and development services and may include additional payments upon achievement of specified events.

For existing collaborations entered into prior to the adoption in 2011 of the revised multiple element revenue recognition guidance described below, the Company recognized revenue consistent with the approach established at the inception of each arrangement. For these existing collaborations, where the Company has continuing involvement, the Company recorded nonrefundable, upfront fees as deferred revenue and recognizes revenue on a straight-line basis as collaboration revenue over the expected performance period.

For new collaborations or for material modifications made to existing collaborations, in 2011 and thereafter, the Company adopted the updated multiple element revenue recognition guidance. Under this new guidance, all non-contingent arrangement consideration is allocated to the identified units of accounting based on their relative selling price at inception of the collaboration arrangement. The Company derives the selling price using a combination of internal subjective and available external objective information, such as comparable transactions. The Company recognizes revenue commensurate with delivery, such as in the case with delivery of a license, or ratably over the course of a service period, as appropriate, such as in the case of ongoing research and development activities.

The Company evaluates all contingent consideration earned, such as a milestone payment, using the criteria as provided by the Financial Accounting Standards Board (FASB), guidance on the milestone method of revenue recognition. At the inception of a collaboration arrangement, the Company evaluates if milestone payments are substantive. The criteria requires that (1) the Company determines if the milestone is commensurate with either its performance to achieve the milestone or the enhancement of value resulting from our activities to achieve the milestone; (2) the milestone be related to past performance; and (3) the milestone be reasonable relative to all deliverable and payment terms of the collaboration arrangement. If these criteria are met then the contingent milestones can be considered as substantive milestones and will be recognized as revenue in the period that the milestone is achieved. The Company recognizes royalties as earned in accordance with the terms of various research and collaboration agreements. If not substantive, the contingent consideration is allocated to the existing units of accounting based on relative selling price and recognized following the same basis previously established for the associated unit of accounting.

The Company recognizes revenue for reimbursements of research and development costs under collaboration agreements as the services are performed. The Company records these reimbursements as revenue and not as a reduction of research and development expenses as the Company has the risks and rewards as the principal in the research and development activities.

Research and development costs

Research and development expenses include the clinical development costs associated with the Company's product development programs and research and development costs associated with the Company's discovery programs. These expenses include internal research and development costs and the costs of research and development conducted on behalf of the Company by third parties, including sponsored university-based research agreements and clinical study vendors. All research and development costs are expensed as incurred. Costs incurred in obtaining technology licenses are charged immediately to research and development expense if the technology licensed has not reached technological feasibility and has no alternative future uses.

Nonrefundable advance payments made for goods and services that will be used in future research and development activities are deferred if the contracted party has not yet performed the related activities. The amount deferred is then recognized as expense when the research and development activities are performed. The Company has deferred research and development advance payments of approximately $245,000 and $228,000 as of December 31, 2011 and 2012, respectively.

Fair value of financial instruments

The Company follows the fair value measurement rules, which provides guidance on the use of fair value in accounting and disclosure for assets and liabilities when such accounting and disclosure is called for by other accounting literature. These rules establishes a fair value hierarchy for inputs to be used to measure fair value of financial assets and liabilities. This hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels: Level 1 (highest priority), Level 2, and Level 3 (lowest priority).

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Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the balance sheet date.

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Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

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Level 3—Inputs are unobservable and reflect the Company's assumptions as to what market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available.

Cash equivalents and investments are reflected in the accompanying financial statements at fair value. The carrying amount of grant and collaboration receivables and accounts payable and accrued expenses approximates fair value due to the short-term nature of those instruments.

Beneficial conversion

When the Company issues a debt or an equity security that is convertible into common stock at a discount from the fair value of the common stock at the date the debt or equity security counterparty is legally committed to purchase such a security (Commitment Date), a beneficial conversion charge is measured and recorded on the Commitment Date for the difference between the fair value of the Company's common stock and the effective conversion price of the convertible debt or equity security. If the intrinsic value of the beneficial conversion feature is greater than the proceeds allocated to the convertible debt or equity security, the amount of the discount assigned to the beneficial conversion feature is limited to the amount of the proceeds allocated to the convertible debt or equity security.

The amount allocated to the beneficial conversion feature is presented as a discount or reduction to the related debt security or as an immediate charge to earnings available to common shareholders for convertible preferred stock instruments that are convertible by the shareholders at any time. In connection with the Company's recapitalization of its outstanding convertible preferred stock in 2012, the Company recorded a beneficial conversion charge representing the difference between the effective conversion price and the fair value of the Company's common stock as of the Commitment Date. Because the intrinsic value was in excess of the proceeds allocated to the Company's new Series Three convertible preferred stock; the beneficial conversion charge was limited to the allocated proceeds of approximately $377,000.

Warrant liability

Warrants to purchase the Company's common stock with nonstandard antidilution provisions and preferred stock that include a put feature, regardless of the probability or likelihood that may conditionally obligate the issuer to ultimately transfer assets, are classified as liabilities and are recorded at their estimated fair value at each reporting period. Any change in fair value of these warrants is recorded as gain/(loss) on warrant valuation each reporting period in Other income on the Company's statement of operations.

Impairment of long-lived assets

The Company monitors its long-lived assets for indicators of impairment. If such indicators are present, the Company assesses the recoverability of affected assets by determining whether the carrying value of such assets is less than the sum of the undiscounted future cash flows of the assets. If such assets are found not to be recoverable, the Company measures the amount of such impairment by comparing the carrying value of the assets to the fair value of the assets, with the fair value generally determined based on the present value of the expected future cash flows associated with the assets. Although current and historical negative cash flows are indicators of impairment, management believes the future cash flows to be received from the long-lived assets and the potential success of the Company's research programs will exceed the assets' carrying value, and accordingly, the Company believes that no impairment of long-lived assets exists as of December 31, 2012.

Share-based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. That cost is recognized on a straight-line basis over the period during which the employee is required to provide service in exchange for the entire award.

The fair value of options is calculated using the Black-Scholes option pricing model to determine the fair value of stock options on the date of grant based on key assumptions such as stock price, expected volatility and expected term. The Company's estimates of these assumptions are primarily based on third-party valuations, historical data, peer company data and judgment regarding future trends and factors.

The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its stock. The methodologies included an option pricing method to estimate the Company's underlying equity value, and a methodology that determined an estimated value under an initial public offering (IPO) scenario and a sale scenario based upon an assessment of the probability of occurrence of each scenario. Each valuation methodology includes estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the completion of clinical trials and the time to complete an IPO or sale of the Company. As with any valuation, significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Income taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss and credit carryforwards. Deferred tax assets and liabilities are measured at rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statement of operations in the period that includes the enactment date. A valuation allowance is recorded when it is not more likely than not that all or a portion of the net deferred tax assets will be realized.

Net income per share

Basic net income per share is calculated by dividing the net income attributable to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net income per share is calculated by dividing the net income attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method and the if-converted method. Dilutive common stock equivalents are comprised of convertible preferred stock and options outstanding under the Company's stock option plans.